Leases (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Movement of leasing obligation, balance at beginnning	R$ 6,118	R$ 8,374
Additions	433	239
Remeasurement	736	(417)	[1]
Accrued interest	606	739
Payments	(1,378)	(1,523)
Anticipated lease contract termination	(278)	(1,022)
Exchange rate changes	(391)	(210)
Liabilities on non-current assets for sale	(1,809)	(62)
Movement of leasing obligation, balance at ending	4,037	6,118
Current	490	895
Non-current	R$ 3,547	R$ 5,223

[1]	(R$1,170) is related to the remeasurement of the leasing liability of the 50 stores delivered to Sendas in 2022 and the remaining amount is related to the monetary restatement of the rental contracts.